Annual Total Returns (Vanguard Russell 2000 Growth Index Fund - Institutional Shares Institutional) (Vanguard Russell 2000 Growth Index Fund, Vanguard Russell 2000 Growth Index Fund - Institutional Shares)
12 Months Ended
Aug. 31, 2013
Vanguard Russell 2000 Growth Index Fund | Vanguard Russell 2000 Growth Index Fund - Institutional Shares
Annual Total Return
2012	14.59%